Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Brokerage income
-Life and Health insurance business	371,011	902,596	1,166,118
-Property and Casualty insurance business	132,536	79,528	49,316

Brokerage income subtotal	503,547	982,124	1,215,434

Other income	5,281	11,195	4,788

Total operating revenue	508,828	993,319	1,220,222